Leases (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Leases
11. Leases
New Corporate Headquarters
The Company has limited leasing activities as a lessee which are primarily related to its corporate headquarters, which were relocated during the third quarter of 2023 and again during the third quarter of 2024.
In June 2024, the Company entered into a short-term lease agreement for its new headquarters at 945 Concord Street, Framingham, Massachusetts. No lease liability or right-of-use asset has been recorded for this short-term lease, and the short-term lease cost associated with this lease is immaterial.
Previous Headquarters
On May 28, 2024, as part of the MannKind Transaction (see further discussion in Note 6, Significant Agreements), the Company and the Landlord executed the Lease Assignment Agreement to assign the Lease Agreement to MannKind in July 2024. The Company accounted for the Lease Assignment Agreement as a lease modification that reduced the lease term to the assignment date in July 2024. Accordingly, during the three months ended June 30, 2024, the Company remeasured its lease liability as of the modification date to reflect the decrease in fixed lease payments, with the amount of the remeasurement, $8.4 million, adjusted by a corresponding reduction to the right-of-use asset.
Following the closing of the MannKind Transaction, $1.4 million of restricted cash was released in August 2024, which had been held in a depository account at a financial institution to collateralize a conditional stand-by letter of credit related to the Lease Agreement.
The components of lease expense for the Company for the three and nine months ended September 30, 2024 and 2023 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Lease cost
Fixed lease cost	$—	$553	$678	$1,349
Variable lease cost	8	203	214	484
Total lease cost	$8	$756	$892	$1,833

Other information
Cash paid for amounts included in the measurement of lease liabilities	$24	$2,699	$681	$3,562
Weighted-average remaining lease term			—	10.2 years
Weighted-average discount rate			—	11.00%

11. Leases
New Corporate Headquarters
The Company has limited leasing activities as a lessee which are primarily related to its corporate headquarters, which were relocated during the year ended December 31, 2023. On January 7, 2022, the Company executed a lease agreement with Cobalt Propco 2020, LLC for its new corporate headquarters at 36 Crosby Drive, Bedford, Massachusetts. The leased premises comprise approximately 20,000 square feet of office and lab space, and the lease provides for base rent of $0.1 million per month, payment of which began in March 2024, and which will increase 3% each year over the ten-year noncancellable term. The Company has the option to extend the lease for one additional five-year term and is responsible for real estate taxes, maintenance, and other operating expenses applicable to the leased premises.
The lease commenced on August 1, 2023, following substantial completion of construction to prepare the premises for the Company’s use, and the Company has included the lease as a component of its operating lease right-of-use asset and operating lease liabilities upon commencement. The improvements to prepare the leased premises for the Company’s intended use have been funded by (i) the landlord, through a tenant allowance of $3.9 million, (ii) a landlord-funded advance on tenant improvements of $0.5 million which will be repaid over the lease term, and (iii) approximately $2.2 million funded by the Company.
Other Leasing Activities
During the first quarter of 2023, the Company executed a two-month lease extension for its previous corporate headquarters in Lexington, Massachusetts, through August 31, 2023. The Company terminated that lease extension, as planned, during the third quarter of 2023.
The Company also leases small office equipment which is primarily short-term or immaterial in nature. Therefore, no right-of-use assets and lease liabilities are recognized for these leases.
The components of lease expense for the Company for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Lease cost
Fixed lease cost	$1,753	$1,430
Variable lease cost	593	695
Total lease cost	$2,346	$2,125
Other information
Cash paid for amounts included in the measurement of lease liabilities	$3,454	$1,478
Weighted-average remaining lease term — operating leases	9.9 years	0.5 years
Weighted-average discount rate — operating leases	11.00%	2.97%

Maturities of lease liabilities due under these lease agreements as of December 31, 2023 are as follows:

Operating Leases
Maturity of lease liabilities
2024	$1,357
2025	1,326
2026	1,364
2027	1,402

Operating Leases
2028	1,442
2029 and thereafter	7,711
Total lease payments	14,602
Less: interest	(5,846)
Total lease liabilities	$8,756

Reported as of December 31, 2023
Lease liabilities — short term	$429
Lease liabilities — long term	8,327
Total lease liabilities	$8,756